Investee Companies and other investments (Details) - Schedule of Information on Financial Position - Dori Energy [Member] - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
2023
Rate of ownership, Ellomay Luzon Energy	50.00%	50.00%
Current assets, Ellomay Luzon Energy	€ 309	€ 72
Non-current assets, Ellomay Luzon Energy	62,735	63,722
Total assets, Ellomay Luzon Energy	63,044	63,794
Current liabilities, Ellomay Luzon Energy	(344)	(5,329)
Non-current liabilities, Ellomay Luzon Energy
Total liabilities, Ellomay Luzon Energy	(344)	(5,329)
Equity attributable to the owners of the Company, Ellomay Luzon Energy	62,700	58,464
Company’s share, Ellomay Luzon Energy	31,350	29,232
Surplus costs and goodwill, Ellomay Luzon Energy	1,388	1,927
Other adjustments, Ellomay Luzon Energy	(966)	(1,130)
Carrying amount ofinvestment, Ellomay Luzon Energy	€ 31,772	€ 30,029